Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of inventories balances

	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Finished products	178,671,708	156,692,277
In process products	22,879,506	25,068,819
Raw material	222,314,812	224,501,917
Finished products and Raw material in transit	24,628,623	11,712,496
Materials	15,498,353	13,523,712
Realizable net value estimate and obsolescence	(4,608,447)	(5,770,789)
Total	459,384,555	425,728,432

Schedule of net realizable value and obsolescence estimate

	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Initial balance	(5,770,789)	(5,280,333)
Inventories write-down estimation	(6,769,193)	(6,483,906)
Write-off	7,930,817	5,212,799
Conversion effect	718	780,651
Total	(4,608,447)	(5,770,789)